CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (71,961)	$ (37,109)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation and amortization	463	295
Amortization of debt discount	14	8
Non-employee warrant expense	931	481
Provision for warranty expense	7,634	3,370
Loss on extinguishment of debt	27	164
Non-cash lease expense	621	461
Stock-based compensation related to acquisition	812	707
Stock-based compensation	7,319	1,052
Compensation expense related to acquisition		3,353
Non-cash interest expense	11	100
Provision for excess and obsolete inventory	(39)	778
Provision for doubtful accounts	226	512
Change in operating assets and liabilities
Accounts receivable	(23,969)	(13,526)
Inventory	(15,778)	(11,090)
Deferred cost of revenue	(9,315)	(8,584)
Prepaid expenses and other assets	(11,284)	1,014
Accounts payable	3,811	(72)
Accrued expenses and other liabilities	1,605	(3,209)
Deferred revenue	38,945	32,841
Lease liabilities	(449)	(36)
Net cash used in operating activities	(70,376)	(28,490)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(1,471)	(298)
Payment for loan receivable	(2,000)
Net cash used in investing activities	(9,373)	(2,680)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving line of credit		7,179
Payments on revolving line of credit		(11,981)
Payments on term loan	(4,861)	(139)
Payments of senior revolving facility transaction costs	(658)
Payments on note payable related to acquisition		(4,327)
Proceeds from warrant exercise	5
Proceeds from convertible notes		50
Convertible preferred stock issued	35,000	57,500
Payments of convertible preferred stock transaction costs	(207)	(61)
Proceeds from business combination and private offering	500,628
Payments of business combination and private offering transaction costs	(55,981)
Net cash provided by financing activities	473,926	48,221
Effect of exchange rate changes on cash and cash equivalents	(191)	143
Net increase in cash, cash equivalents, and restricted cash	393,986	17,194
Cash, cash equivalents, and restricted cash - beginning of period	38,618	21,424
Cash, cash equivalents, and restricted cash - end of period	432,604	38,618
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	430,841	38,618
Restricted cash, current portion	1,268
Restricted cash, included in other long-term assets	495
Total cash, cash equivalents, and restricted cash	432,604	38,618
Supplemental disclosure of cash flow information
Interest paid	254	459
Cash paid for income taxes	14	83
Schedule of non-cash investing and financing activities
Accrued property and equipment at period end	25	32
Contingent consideration	5,230
Acquisition consideration held in escrow	1,021
Conversion of convertible debt to preferred stock		7,787
Common stock issued as consideration for acquisition		813
Conversion of convertible preferred stock to common stock	146,225
Zenith [Member]
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition, net of cash acquired		$ (2,382)
iQuue [Member]
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition, net of cash acquired	$ (5,902)